INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets	$ 7,527	$ 6,254
Other non-current assets	13,618	11,630
Other current liabilities	(3,076)	(2,509)
Long-term liabilities	(7,984)	(5,275)
Total	$ 10,085	$ 10,100